Pre-IPO Preferred Shares - Pre-IPO Preferred Shares activities (Details) - CNY (¥) ¥ in Thousands	1 Months Ended					12 Months Ended
	May 31, 2017	May 31, 2016	Jul. 31, 2015	Jan. 31, 2015	Nov. 30, 2014	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Preferred shares
Balance at beginning of the year (in shares)						142,913,505	127,353,941	87,871,201
Balance at beginning of the year						¥ 4,015,043	¥ 2,861,613	¥ 1,394,477
Issuance of Pre-IPO Preferred Shares							¥ 738,155	¥ 1,284,136
Issuance of Pre-IPO Preferred Shares (in shares)							14,914,207	42,435,374
Repurchase of Pre-IPO Preferred Shares								¥ (12,842)
Repurchase of Pre-IPO Preferred Shares (in shares)								(4,057,169)
Redesignation of Pre-IPO Series C Preferred Shares to Pre-IPO Series D1 Preferred Shares							¥ 129,244
Share based compensation in connection with redesignation of Pre-IPO Ordinary Shares to Pre-IPO Preferred Shares							10,474	¥ 33,909
Share based compensation in connection with redesignation of Pre-IPO Ordinary Shares to Pre-IPO Preferred Shares (in shares)								1,104,535
Redesignation of Pre-IPO Ordinary Shares to Pre-IPO Series D1 Preferred Shares							¥ 17,003
Redesignation of Pre-IPO Class A ordinary shares to Pre-IPO Series D1 convertible redeemable preferred shares (in shares)							645,357
Accretion to Pre-IPO Preferred Shares redemption value						64,605	¥ 258,554	¥ 161,933
Redesignation of Pre-IPO Preferred Shares into Class Y Ordinary Shares						¥ (38,007)
Redesignation of Pre-IPO Preferred Shares into Class Y Ordinary Shares (in shares)						(1,104,535)
Redesignation of Pre-IPO Preferred Shares into Class Z Ordinary Shares						¥ (4,041,641)
Redesignation of Pre-IPO Preferred Shares into Class Z Ordinary Shares (in shares)						(141,808,970)
Balance at end of the year							¥ 4,015,043	¥ 2,861,613
Balance at end of the year (in shares)							142,913,505	127,353,941
Pre-IPO Series A Preferred Shares
Preferred shares
Balance at beginning of the year (in shares)						7,078,502	7,078,502	10,264,246
Balance at beginning of the year						¥ 16,625	¥ 15,640	¥ 22,511
Issuance of Pre-IPO Preferred Shares (in shares)					25,000,000
Repurchase of Pre-IPO Preferred Shares								¥ (7,939)
Repurchase of Pre-IPO Preferred Shares (in shares)								(3,185,744)
Accretion to Pre-IPO Preferred Shares redemption value						242	985	¥ 1,068
Redesignation of Pre-IPO Preferred Shares into Class Z Ordinary Shares						¥ (16,867)
Redesignation of Pre-IPO Preferred Shares into Class Z Ordinary Shares (in shares)						(7,078,502)
Balance at end of the year							¥ 16,625	¥ 15,640
Balance at end of the year (in shares)						0	7,078,502	7,078,502
Pre-IPO Series A+ Preferred Shares
Preferred shares
Balance at beginning of the year (in shares)						14,643,281	14,643,281	15,514,706
Balance at beginning of the year						¥ 85,681	¥ 79,349	¥ 78,860
Repurchase of Pre-IPO Preferred Shares								¥ (4,903)
Repurchase of Pre-IPO Preferred Shares (in shares)								(871,425)
Accretion to Pre-IPO Preferred Shares redemption value						1,448	6,332	¥ 5,392
Redesignation of Pre-IPO Preferred Shares into Class Z Ordinary Shares						¥ (87,129)
Redesignation of Pre-IPO Preferred Shares into Class Z Ordinary Shares (in shares)						(14,643,281)
Balance at end of the year							¥ 85,681	¥ 79,349
Balance at end of the year (in shares)						0	14,643,281	14,643,281
Pre-IPO Series B Preferred Shares
Preferred shares
Balance at beginning of the year (in shares)						22,794,876	22,794,876	22,794,876
Balance at beginning of the year						¥ 325,559	¥ 302,257	¥ 282,188
Issuance of Pre-IPO Preferred Shares (in shares)				22,794,876
Accretion to Pre-IPO Preferred Shares redemption value						5,328	23,302	20,069
Redesignation of Pre-IPO Preferred Shares into Class Z Ordinary Shares						¥ (330,887)
Redesignation of Pre-IPO Preferred Shares into Class Z Ordinary Shares (in shares)						(22,794,876)
Balance at end of the year							¥ 325,559	¥ 302,257
Balance at end of the year (in shares)						0	22,794,876	22,794,876
Pre-IPO Series C Preferred Shares
Preferred shares
Balance at beginning of the year (in shares)						27,996,184	39,297,373	39,297,373
Balance at beginning of the year						¥ 797,355	¥ 1,085,154	¥ 1,010,918
Issuance of Pre-IPO Preferred Shares (in shares)			39,297,373
Redesignation of Pre-IPO Series C Preferred Shares to Pre-IPO Series D1 Preferred Shares							¥ (351,928)
Redesignated shares sold to new investors (in shares)	(11,301,189)						11,301,189
Accretion to Pre-IPO Preferred Shares redemption value						13,633	¥ 64,129	74,236
Redesignation of Pre-IPO Preferred Shares into Class Z Ordinary Shares						¥ (810,988)
Redesignation of Pre-IPO Preferred Shares into Class Z Ordinary Shares (in shares)						(27,996,184)
Balance at end of the year							¥ 797,355	¥ 1,085,154
Balance at end of the year (in shares)						0	27,996,184	39,297,373
Pre-IPO Series C1 Preferred Shares
Preferred shares
Balance at beginning of the year (in shares)						42,585,304	42,585,304
Balance at beginning of the year						¥ 1,442,351	¥ 1,344,896
Issuance of Pre-IPO Preferred Shares								¥ 1,251,315
Issuance of Pre-IPO Preferred Shares (in shares)		41,480,769						41,480,769
Share based compensation in connection with redesignation of Pre-IPO Ordinary Shares to Pre-IPO Preferred Shares								¥ 33,909
Share based compensation in connection with redesignation of Pre-IPO Ordinary Shares to Pre-IPO Preferred Shares (in shares)								1,104,535
Accretion to Pre-IPO Preferred Shares redemption value						23,024	97,455	¥ 59,672
Redesignation of Pre-IPO Preferred Shares into Class Y Ordinary Shares						¥ (38,007)
Redesignation of Pre-IPO Preferred Shares into Class Y Ordinary Shares (in shares)						(1,104,535)
Redesignation of Pre-IPO Preferred Shares into Class Z Ordinary Shares						¥ (1,427,368)
Redesignation of Pre-IPO Preferred Shares into Class Z Ordinary Shares (in shares)						(41,480,769)
Balance at end of the year							¥ 1,442,351	¥ 1,344,896
Balance at end of the year (in shares)						0	42,585,304	42,585,304
Pre-IPO Series C2 Preferred Shares
Preferred shares
Balance at beginning of the year (in shares)						954,605	954,605
Balance at beginning of the year						¥ 36,763	¥ 34,317
Issuance of Pre-IPO Preferred Shares								¥ 32,821
Issuance of Pre-IPO Preferred Shares (in shares)		954,605						954,605
Accretion to Pre-IPO Preferred Shares redemption value						578	2,446	¥ 1,496
Redesignation of Pre-IPO Preferred Shares into Class Z Ordinary Shares						¥ (37,341)
Redesignation of Pre-IPO Preferred Shares into Class Z Ordinary Shares (in shares)						(954,605)
Balance at end of the year							¥ 36,763	¥ 34,317
Balance at end of the year (in shares)						0	954,605	954,605
Pre-IPO Series D1 Preferred Shares
Preferred shares
Balance at beginning of the year (in shares)						13,101,189
Balance at beginning of the year						¥ 586,385
Issuance of Pre-IPO Preferred Shares							¥ 49,086
Issuance of Pre-IPO Preferred Shares (in shares)	1,154,643						1,154,643
Redesignation of Pre-IPO Series C Preferred Shares to Pre-IPO Series D1 Preferred Shares							¥ 481,172
Redesignated shares sold to new investors (in shares)	11,301,189						11,301,189
Share based compensation in connection with redesignation of Pre-IPO Ordinary Shares to Pre-IPO Preferred Shares							¥ 10,474
Redesignation of Pre-IPO Ordinary Shares to Pre-IPO Series D1 Preferred Shares							¥ 17,003
Redesignation of Pre-IPO Class A ordinary shares to Pre-IPO Series D1 convertible redeemable preferred shares (in shares)							645,357
Accretion to Pre-IPO Preferred Shares redemption value						9,124	¥ 28,650
Redesignation of Pre-IPO Preferred Shares into Class Z Ordinary Shares						¥ (595,509)
Redesignation of Pre-IPO Preferred Shares into Class Z Ordinary Shares (in shares)						(13,101,189)
Balance at end of the year							¥ 586,385
Balance at end of the year (in shares)						0	13,101,189
Pre-IPO Series D2 Preferred Shares
Preferred shares
Balance at beginning of the year (in shares)						13,759,564
Balance at beginning of the year						¥ 724,324
Issuance of Pre-IPO Preferred Shares							¥ 689,069
Issuance of Pre-IPO Preferred Shares (in shares)	13,759,564						13,759,564
Accretion to Pre-IPO Preferred Shares redemption value						11,228	¥ 35,255
Redesignation of Pre-IPO Preferred Shares into Class Z Ordinary Shares						¥ (735,552)
Redesignation of Pre-IPO Preferred Shares into Class Z Ordinary Shares (in shares)						(13,759,564)
Balance at end of the year							¥ 724,324
Balance at end of the year (in shares)						0	13,759,564